================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-21133

                               -----------------

                           Clarion Investment Trust
              (Exact name of registrant as specified in charter)

                               -----------------

                                230 Park Avenue
                              New York, NY 10169
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                           Clarion Investment Trust
                                230 Park Avenue
                              New York, NY 10169
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-212-883-2500

                   Date of fiscal year end: October 31, 2005

                  Date of reporting period: October 31, 2005

                               -----------------

   Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

================================================================================

Item 1. Report(s) to Shareholders.

Attached hereto.

--------------------------------------------------------------------------------
CLARION TOTAL RETURN FUND
--------------------------------------------------------------------------------

Officers and Directors

Daniel Heflin
President, Chief Executive Officer and Trustee

Stephen Baines
Vice President

Jerry Chang
Chief Compliance Officer

Joanne M. Vitale
Vice President

Yuriy Zubatyy
Chief Financial Officer

Steven N. Fayne
Trustee

I. Trevor Rozowsky
Trustee

--------------------------------------------------------------------------------

Investment Adviser
ING Clarion Capital, LLC
230 Park Avenue
New York, NY 10169

--------------------------------------------------------------------------------

Administrator
The Bank of New York
101 Barclay Street
New York, NY 10286

--------------------------------------------------------------------------------

Custodian
The Bank of New York
100 Colonial Center Parkway
Lake Mary, FL 32746

--------------------------------------------------------------------------------

CLARION TOTAL
RETURN FUND

--------------------------------------------------------------------------------
Annual Report
October 31, 2005

                           CLARION TOTAL RETURN FUND
      c/o ING Clarion Capital, LLC/ 230 Park Avenue / New York, NY 10169
                               Tel 212-883-2500

December 2005

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Annual Report for the Clarion Total Return Fund (the "Fund"). This report covers the period from November 1, 2004 through October 31, 2005. As of October 31, 2005, the net asset value of the Fund was $165,287,759 which included investments in 93 fixed income securities, with a net investment value of $163,873,737 and other assets (including cash and cash equivalents) net of liabilities of $1,414,022.

For the twelve months ending October 31, 2005, the Fund generated a net total return of 3.74% compared to a return of 1.13% for the Lehman Brothers Aggregate Bond Index. Since the inception of the Fund (July 15, 2002), the portfolio generated a net annual return of 6.44% compared to an annual return of 4.41% for the Lehman Brothers Aggregate Bond Index.

Market Summary
--------------

During 2005, new issue supply of approximately $148 billion through October 31, 2005 brought the CMBS market above $550 billion. During this period, delinquencies of loans underlying CMBS transactions were 1.826% of current balances. However, there continues to be a clear demarcation between the best deals and the worst deals. The best performing quartile had average delinquencies of 0.000% and the worst performing quartile had average delinquencies of 5.470%.

The commercial property markets continue to experience a broadening recovery as evidenced by steady improvements in occupancy levels across all major property types. The office sector is experiencing an accelerating recovery. According to CoStar, absorption increased by 0.4% to 1.3% of stock in the first half of 2005 compared to the first half of 2004. While this represents a 30% increase in demand, it remains below the long-term average annual absorption rate of 1.7% of stock. At the same time, new supply remained in check at 0.4% of stock. As a result, vacancy fell by a substantial 1.8%, to 14.5% between the second quarter of 2004 and the second quarter of 2005. Unfortunately, high tenant improvement costs and leasing commissions associated with the pick up in leasing activity are likely to impact cash flows over the next 12 months before vacancy recovers to a more natural rate, which we do not expect to occur until year-end 2006.

Portfolio Summary
-----------------

From a credit perspective, the average credit rating of the Fund is A. Since November 1, 2004, 45 securities have been upgraded and 1 security has been downgraded. For the twelve months ended October 31, 2005, the Fund made monthly distributions to shareholders at a rate of 5.56%. Since the inception of the Fund, it has made distributions at an average annual rate of 5.19%.

With regard to term structure exposure versus the benchmark, as of October 31, 2005, the portfolio had a weighted average life of 6.46 years, while the Lehman Brothers Aggregate Index had a weighted average life of 7.10 years. The modified duration of the Fund was 4.62 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.58 years.

As of October 31, 2005, the portfolio was constructed of 80% investment grade securities and 20% below-investment grade securities. The Fund's spread to Treasuries was 156 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 68 basis points. Due to the fundamental and defensive investment process employed, ING Clarion Capital, LLC believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index

If you have any questions regarding the Fund, please call me or Frank Healy at 212-883-2715.

Daniel Heflin
President

PERFORMANCE INFORMATION
-----------------------

Growth in Value of a $10,000 Investment in the Clarion Total Return Fund and the
                        Lehman Brothers Aggregate Index

  Growth in Value of a $10,000 Investment in the Clarion
Total Return Fund and the Lehman Brothers Aggregate Index

                       [CHART]

                        Fund          Lehman Aggregate
                      -------         ----------------
  7/1/2002            $10,022             $10,013
 7/15/2002             10,000              10,000
 8/31/2002             10,240              10,182
 9/30/2002             10,448              10,347
10/31/2002             10,408              10,300
11/30/2002             10,297              10,297
12/31/2002             10,542              10,510
 1/31/2003             10,518              10,519
 2/28/2003             10,693              10,664
 3/31/2003             10,685              10,656
 4/30/2003             10,760              10,744
 5/31/2003             11,026              10,944
 6/30/2003             11,053              10,922
 7/31/2003             10,670              10,555
 8/31/2003             10,695              10,625
 9/30/2003             11,059              10,906
10/31/2003             10,922              10,805
11/30/2003             10,972              10,831
12/31/2003             11,085              10,941
 1/31/2004             11,195              11,029
 2/29/2004             11,386              11,148
 3/31/2004             11,495              11,231
 4/30/2004             11,137              10,939
 5/31/2004             11,118              10,895
 6/30/2004             11,207              10,958
 7/31/2004             11,334              11,066
 8/31/2004             11,604              11,277
 9/30/2004             11,671              11,308
10/31/2004             11,868              11,403
11/30/2004             11,766              11,312
12/31/2004             11,879              11,416
 1/31/2005             11,973              11,488
 2/28/2005             11,955              11,420
 3/31/2005             11,884              11,362
 4/30/2005             12,090              11,515
 5/31/2005             12,246              11,639
 6/30/2005             12,333              11,703
 7/31/2005             12,187              11,597
 8/31/2005             12,401              11,745
 9/30/2005             12,276              11,624
10/31/2005             12,312              11,532

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                          One Year Ended   Three Years Ended       Inception to
                                         October 31, 2005 October 31, 2005 (a) October 31, 2005 (b)
                                         ---------------- -------------------- --------------------
Clarion Total Return Fund...............       3.74%              5.76%                6.44%
Lehman Brothers Aggregate Bond Index....       1.13%              3.84%                4.41%

--------
(a)Average annual total return
(b)Average annual total return from commencement of Fund operations (July 15,
   2002)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning  Ending      Annualized
                                              Account  Account    Expense Ratio    Expenses Paid
                                               Value    Value      Based on the   During the Six-
                                             05/01/05  10/31/05  Six-Month Period  Month Period*
                                             --------- --------- ---------------- ---------------
Clarion Total Return Fund
   Actual................................... $1,000.00 $1,018.00       0.44%           $2.23
   Hypothetical (5% return before expenses). $1,000.00 $1,023.00       0.44%           $2.23

--------
*Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the half-year ended 10/31/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Clarion Total Return Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Clarion Total Return Fund (the "Fund") as of October 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Total Return Fund at October 31, 2005, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financials highlights for each of the three years in the period then ended in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
December 15, 2005

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005

                                                                         Principal
                                                                          Amount        Value (a)
                                                                      ------------     ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (82.02%)
GS Mortgage Securities Corp. II               6.771% due 05/03/11 (b) $  5,000,000     $  5,487,550
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            4.393% due 12/12/12        4,281,979        4,175,156
CS First Boston Mortgage Securities Corp.     6.000% due 07/15/12 (b)    4,479,000        3,931,197
Banc of America Commercial Mortgage, Inc.     4.161% due 01/10/10        4,000,000        3,877,632
Mortgage Capital Funding, Inc.                6.000% due 02/18/08 (b)    3,600,000        3,572,578
GE Capital Commercial Mortgage Corp.          4.093% due 01/10/10        3,500,000        3,396,901
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.056% due 01/12/13 (b)    3,727,000        3,237,977
LB UBS Commercial Mortgage Trust              6.575% due 02/15/12        3,000,000        3,205,020
Chase Commercial Mortgage Securities Corp.    6.390% due 11/18/08        3,000,000        3,080,910
Wachovia Bank Commercial Mortgage Trust       5.367% due 06/15/13 (b)    3,500,000        2,965,566
LB UBS Commercial Mortgage Trust              5.323% due 04/15/30 (b)    3,000,000        2,964,855
Merrill Lynch Mortgage Trust                  5.384% due 08/12/15        3,000,000        2,924,655
Wachovia Bank Commercial Mortgage Trust       5.225% due 07/15/42 (b)    3,000,000        2,916,726
CS First Boston Mortgage Securities Corp.     5.530% due 07/15/14 (b)    3,000,000        2,887,305
Merrill Lynch Mortgage Trust                  5.593% due 09/12/42        3,000,000        2,823,153
Wachovia Bank Commercial Mortgage Trust       5.371% due 05/15/44 (b)    3,000,000        2,753,562
LB UBS Commercial Mortgage Trust              5.075% due 08/15/13 (b)    3,618,000        2,709,260
DLJ Mortgage Acceptance Corp.                 7.760% due 04/15/07 (b)    2,600,000        2,679,898
CS First Boston Mortgage Securities Corp.     6.380% due 12/18/10        2,500,000        2,627,850
CS First Boston Mortgage Securities Corp.     5.226% due 11/15/14 (b)    3,000,000        2,578,125
Mortgage Capital Funding, Inc.                7.214% due 11/20/07 (b)    2,500,000        2,528,809
DLJ Mortgage Acceptance Corp.                 7.830% due 08/12/06 (b)    2,500,000        2,526,025
Commercial Mortgage Pass-Through Certificates 5.090% due 06/10/11        2,500,000        2,493,180
Chase Commercial Mortgage Securities Corp.    7.600% due 06/18/06        2,473,492        2,479,750
GMAC Commercial Mortgage Securities, Inc.     4.576% due 05/10/13        2,363,132        2,322,846
LB UBS Commercial Mortgage Trust              5.696% due 07/15/35        2,250,000        2,312,190
Wachovia Bank Commercial Mortgage Trust       4.932% due 04/15/13 (b)    3,020,000        2,264,174
DLJ Commercial Mortgage Corp.                 7.973% due 09/10/24        2,000,000        2,169,840
DLJ Commercial Mortgage Corp.                 7.618% due 06/10/09        2,000,000        2,143,400
BXG Receivables Note Trust                    4.445% due 10/01/11 (b)    2,182,384        2,128,916
Chase Commercial Mortgage Securities Corp.    6.275% due 02/14/11 (b)    2,000,000        2,102,640
Wachovia Bank Commercial Mortgage Trust       0.046% due 10/15/41 (b)  100,477,311 (c)    2,042,925
Commercial Mortgage Pass-Through Certificates 6.830% due 01/16/11 (b)    1,900,000        2,023,576
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.038% due 01/15/15 (b)    2,074,000        2,003,654
Chase Commercial Mortgage Securities Corp.    7.370% due 02/19/07        1,944,824        1,994,207
Wachovia Bank Commercial Mortgage Trust       5.197% due 10/15/17 (b)    2,000,000        1,990,234
Morgan Stanley Capital I                      5.379% due 08/13/42 (b)    2,000,000        1,955,696
Wachovia Bank Commercial Mortgage Trust       5.235% due 07/15/41 (b)    2,000,000        1,930,444
GS Mortgage Securities Corp. II               6.526% due 08/15/11 (b)    1,795,000        1,919,555
CS First Boston Mortgage Securities Corp.     5.603% due 07/15/36 (b)    2,000,000        1,886,392
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.471% due 01/12/15 (b)    2,000,000        1,883,476
GE Capital Commercial Mortgage Corp.          5.394% due 04/10/14 (b)    2,000,000        1,880,038
CS First Boston Mortgage Securities Corp.     6.067% due 03/15/13 (b)    1,750,000        1,709,824
Bear Stearns Commercial Mortgage Securities,
  Inc.                                        6.502% due 02/12/06 (b)    1,500,000        1,507,890
Mortgage Capital Funding, Inc.                5.750% due 12/21/26        1,500,000        1,491,035
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.149% due 08/15/42 (b)    1,500,000        1,414,427
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.537% due 07/12/37 (b)    1,300,000        1,214,543
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            6.947% due 11/15/35 (b)    1,000,000        1,087,590
Prudential Securities Secured Financing Corp. 7.193% due 04/15/09        1,000,000        1,057,160
LB UBS Commercial Mortgage Trust              5.250% due 07/15/13 (b)    1,120,000        1,037,475
CS First Boston Mortgage Securities Corp.     6.220% due 11/15/06 (b)    1,000,000        1,003,290
Wachovia Bank Commercial Mortgage Trust       5.153% due 12/15/14 (b)    1,000,000          965,896
GMAC Commercial Mortgage Securities, Inc.     4.547% due 12/10/41        1,000,000          965,612
LB UBS Commercial Mortgage Trust              4.647% due 02/15/13        1,000,000          947,940
Wachovia Bank Commercial Mortgage Trust       5.290% due 05/15/15 (b)    1,000,000          943,131
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.278% due 09/12/17 (b)    1,000,000          921,317
GE Capital Commercial Mortgage Corp.          5.198% due 06/10/48 (b)    1,000,000          920,422
LB UBS Commercial Mortgage Trust              5.101% due 03/15/36 (b)    1,000,000          919,600
DLJ Commercial Mortgage Corp.                 6.080% due 08/10/08          730,515          736,520
Commercial Mortgage Pass-Through Certificates 3.251% due 10/10/12          723,330          677,044
Wachovia Bank Commercial Mortgage Trust       0.122% due 07/15/41 (b)  117,942,322 (c)      604,844
Wachovia Bank Commercial Mortgage Trust       4.460% due 04/15/06 (b)      600,000          590,170
LB UBS Commercial Mortgage Trust              6.155% due 07/14/11 (b)      501,726          518,910
DLJ Mortgage Acceptance Corp.                 7.660% due 04/15/07 (b)      500,000          512,810
Commercial Mortgage Acceptance Corp.          6.790% due 08/15/08          490,065          495,559
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.620% due 07/15/41 (b)      500,000          470,471
Commercial Mortgage Pass-Through Certificates 4.770% due 12/15/06 (b)      367,336          367,806
Morgan Stanley Dean witter Capital I          5.310% due 06/15/06          338,252          338,206
Chase Commercial Mortgage Securities Corp.    6.600% due 12/19/07          240,000          247,085
Merrill Lynch Mortgage Investors, Inc.        7.120% due 03/18/07          124,300          125,893
                                                                                       ------------
   Total Commercial Mortgage-Backed
     Securities (Cost $135,775,218)..........                                           135,570,313
                                                                                       ------------

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2005

                                                                      Principal
                                                                       Amount     Value (a)
                                                                      ---------- ------------
CORPORATE BONDS (9.14%)
Prologis                                      5.250% due 11/15/10 (b) $4,000,000 $  3,984,236
Senior Housing Properties Trust               8.625% due 01/15/12      3,000,000    3,300,000
Spieker Properties, Inc.                      7.250% due 05/01/09      1,500,000    1,593,226
Meritage Homes Corp.                          7.000% due 05/01/14      1,585,000    1,458,200
Tanger Factory Outlet Centers                 6.150% due 11/15/15      1,000,000      998,644
Petro Stopping Centers LP                     9.000% due 02/15/12        850,000      830,875
Trustreet Properties, Inc.                    7.500% due 04/01/15 (b)  1,500,000    1,518,750
Ryland Group, Inc.                            5.375% due 05/15/12        500,000      479,162
Standard-Pacific Corp.                        6.875% due 05/15/11        500,000      472,500
K Hovnanian Enterprises, Inc.                 6.000% due 01/15/10        500,000      467,085
                                                                                 ------------
   Total Corporate Bonds
     (Cost $15,539,416)                                                            15,102,678
                                                                                 ------------
MORTGAGE-BACKED SECURITIES (1.88%)
Federal National Mortgage Association         5.50% due 10/01/32       1,052,966    1,040,857
Federal Home Loan Mortgage Corporation        5.50% due 03/01/23         908,966      904,104
Federal National Mortgage Association         5.00% due 05/01/18         858,694      847,660
Federal Home Loan Mortgage Corporation        6.00% due 11/01/32         311,285      314,690
                                                                                 ------------
   Total Mortgage-Backed Securities
     (Cost $3,194,203)                                                              3,107,311
                                                                                 ------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (6.10%)
Government National Mortgage Association      5.890% due 08/16/42      3,595,615    3,675,673
Government National Mortgage Association      3.110% due 01/16/19      1,729,307    1,655,136
Government National Mortgage Association      5.490% due 11/16/45      1,141,287    1,096,350
Government National Mortgage Association      5.517% due 09/16/44      1,121,010    1,094,736
Government National Mortgage Association      5.392% due 01/16/45      1,134,799    1,026,682
Government National Mortgage Association      5.476% due 03/16/46        557,817      531,408
Government National Mortgage Association      5.560% due 03/16/44        543,373      529,513
Government National Mortgage Association      5.010% due 11/16/45        558,481      483,937
                                                                                 ------------
   Total United States Government Agencies &
     Obligations (Cost $9,851,297)                                                 10,093,435
                                                                                 ------------
TOTAL SECURITIES (99.14%)
  (Cost $164,360,134) (d)                                                         163,873,737
                                                                                 ------------
OTHER ASSETS, NET OF LIABILITIES (0.86%)                                            1,414,022
                                                                                 ------------
NET ASSETS (100.00%)                                                             $165,287,759
                                                                                 ============

--------
(a)See Note B to Financial Statements.
(b)144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2005 was $90,952,055 or 55.0% of net assets. See Note B5.
(c)Represents notional amount of interest-only security.
(d)The cost for federal income tax purposes was $164,360,134. At October 31, 2005 net unrealized depreciation for all securities based on tax cost was $486,397. This consisted of aggregate gross unrealized appreciation for all securities of $3,110,584 and aggregate gross unrealized depreciation for all securities of $3,596,981.

Swap agreements outstanding at October 31, 2005:

                                                      Notional     Unrealized
  Type                                                 Amount     Appreciation
  ----                                             -------------- ------------
  Pay a fixed rate equal to 4.474% and
  receive floating rate based on 3 Month USD-LIBOR
  Counterparty: Deutsche Bank
  Effective date 05/26/05, Exp. 05/26/15           $10,000,000.00   $315,572
                                                   ==============   ========

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2005

The credit ratings of the Fund's investments are summarized below.

Summary of Rating (Unaudited) - October 31, 2005

                                                               Percentage of Net Assets by Rating
Issuer                                              AAA  AA+ to AA- A+ to A- BBB+ to BBB- BB+ to BB- B+ to B-
------                                             ----- ---------- -------- ------------ ---------- --------
Commercial Mortgage-Backed Securities
 Banc of America Commercial Mortgage, Inc.........  2.35                                                       2.35
 Bear Stearns Commercial Mortgage Securities, Inc.  0.91                                                       0.91
 BXG Receivables Note Trust.......................  1.29                                                       1.29
 Chase Commercial Mortgage Securities Corp........  1.94    2.19                 1.86                          5.99
 Commercial Mortgage Acceptance Corp..............  0.30                                                       0.30
 Commercial Mortgage Pass-Through Certificates....  1.92    1.22      0.22                                     3.36
 CS First Boston Mortgage Securities Corp.........  1.59                         4.53        1.56      2.38   10.06
 DLJ Commercial Mortgage Corp.....................  0.45                         2.61                          3.06
 DLJ Mortgage Acceptance Corp.....................  1.84    1.62                                               3.46
 GE Capital Commercial Mortgage Corp..............  2.06                         1.69                          3.75
 GMAC Commercial Mortgage Securities, Inc.........  1.99                                                       1.99
 GS Mortgage Securities Corp. II..................  4.48                                                       4.48
 J.P. Morgan Chase Commercial Mortgage Securities
   Corp...........................................  2.53              1.87       3.57        1.96              9.93
 LB UBS Commercial Mortgage Trust.................  0.31    3.34      2.37       1.18        1.64              8.84
 Merrill Lynch Mortgage Investors, Inc............  0.08                                                       0.08
 Merrill Lynch Mortgage Trust.....................                    1.77       1.71                          3.48
 Morgan Stanley Capital I.........................                    1.18                                     1.18
 Morgan Stanley Dean Witter Capital I.............  0.20                                                       0.20
 Mortgage Capital Funding, Inc....................                                           4.59              4.59
 Prudential Securities Secured Financing Corp.....  0.64                                                       0.64
 Wachovia Bank Commercial Mortgage Trust..........  1.60              2.35       4.97        3.16             12.08
                                                   -----    ----      ----      -----       -----      ----   -----
                                                   26.48    8.37      9.76      22.12       12.91      2.38   82.02
                                                   -----    ----      ----      -----       -----      ----   -----
Corporate Bonds...................................                               4.27        3.17      1.70    9.14
Mortgage-Backed Securities........................  1.88                                                       1.88
U.S. Gov't Agency & Obligations...................  6.10                                                       6.10
                                                   -----    ----      ----      -----       -----      ----   -----
                                                   34.46    8.37      9.76      26.39       16.08      4.08   99.14
                                                   =====    ====      ====      =====       =====      ====   =====

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

Assets
       Investments, at Value (Cost $164,360,134)....................... $163,873,737
       Cash............................................................    5,305,709
       Interest Receivable.............................................      951,530
       Unrealized Gain on Swaps........................................      315,572
       Receivable for Securities Sold..................................       26,508
                                                                        ------------
   Total Assets........................................................  170,473,056
                                                                        ------------
Liabilities
       Payable for Securities Purchased................................    4,981,910
       Accrued Advisory Fees - Note C..................................      105,010
       Accrued Audit Fees..............................................       34,000
       Accrued Administrative Fees - Note D............................       12,740
       Accrued Custodian Fees - Note D.................................        2,684
       Other Accrued Expenses..........................................       48,953
                                                                        ------------
   Total Liabilities...................................................    5,185,297
                                                                        ------------
Net Assets............................................................. $165,287,759
                                                                        ============
Net Assets Consist of:
       Paid in Capital.................................................  165,470,685
       Accumulated Realized Loss.......................................      (12,101)
       Unrealized Depreciation.........................................     (170,825)
                                                                        ------------
Net Assets............................................................. $165,287,759
                                                                        ============
Net Assets............................................................. $165,287,759
Shares of Beneficial Interest
       Shares Issued and Outstanding (Unlimited Number Authorized).....   16,386,321
       Net Asset Value Per Share....................................... $      10.09
                                                                        ============

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005

Investment Income
   Interest............................................................... $ 8,717,494
                                                                           -----------
Expenses
   Investment Advisory Fees - Note C......................................     398,108
   Legal Fees.............................................................      74,255
   Administrative Fees - Note D...........................................      70,805
   Audit Fees.............................................................      45,000
   Insurance..............................................................      23,587
   Custodian Fees - Note D................................................      16,956
   Trustees' Fees.........................................................      13,994
   Transfer Agent Fees - Note E...........................................      12,173
   Pricing Vendor Fees....................................................      11,541
   Other..................................................................       7,225
                                                                           -----------
   Total Expenses.........................................................     673,644
                                                                           -----------
Net Investment Income.....................................................   8,043,850
                                                                           -----------
Realized and Unrealized Gain on Investments:
   Net Realized Gain on:
   Investments............................................................     297,495
   Swaps..................................................................      84,301
                                                                           -----------
       Net Realized Gain on Investments and Swaps.........................     381,796
                                                                           -----------
Net Change in Unrealized Depreciation on:
   Investments............................................................  (2,907,966)
   Swaps..................................................................     315,572
                                                                           -----------
       Net Change in Unrealized Depreciation on Investments and Swaps.....  (2,592,394)
                                                                           -----------
Net Loss on Investments and Swaps.........................................  (2,210,598)
                                                                           -----------
Net Increase in Net Assets Resulting from Operations...................... $ 5,833,252
                                                                           ===========

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Year             Year
                                                                                       Ended            Ended
                                                                                  October 31, 2005 October 31, 2004
                                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets from
Operations:
   Net Investment Income.........................................................   $  8,043,850     $  7,207,777
   Net Realized Gain on Investments and Swaps....................................        381,796          712,907
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps.     (2,592,394)       2,615,948
                                                                                    ------------     ------------
       Net Increase in Net Assets Resulting from Operations......................      5,833,252       10,536,632
                                                                                    ------------     ------------
Distributions:
   Net Investment Income.........................................................     (8,798,994)      (7,866,151)
   Capital Gains.................................................................       (486,961)        (395,479)
                                                                                    ------------     ------------
       Total Distributions.......................................................     (9,285,955)      (8,261,630)
                                                                                    ------------     ------------
Transactions in Shares of Beneficial Interest:
   Shares Issued.................................................................     20,005,000       20,000,300
   - In Lieu of Cash Distributions...............................................      9,285,987        8,261,638
   Shares Redeemed...............................................................     (2,000,471)     (15,000,115)
                                                                                    ------------     ------------
       Net Increase from Transactions in Shares of Beneficial Interest...........     27,290,516       13,261,823
                                                                                    ------------     ------------
   Total Increase................................................................     23,837,813       15,536,825
Net Assets:
   Beginning of Year.............................................................    141,449,946      125,913,121
                                                                                    ------------     ------------
   End of Year...................................................................   $165,287,759     $141,449,946
                                                                                    ============     ============
Shares Issued and Redeemed:
   Shares Issued.................................................................      1,957,764        1,923,051
   - In Lieu of Cash Distributions...............................................        912,727          817,096
   Shares Redeemed...............................................................       (198,019)      (1,514,918)
                                                                                    ------------     ------------
       Net Increase in Shares of Beneficial Interest.............................      2,672,472        1,225,229
                                                                                    ============     ============

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2005

Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations........................................................ $   5,833,252
   Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating
     Activities:
       Cost of Securities Purchased............................................................................  (115,303,509)
       Proceeds from Sale of Securities........................................................................    85,999,683
       Adjustment to Cost of Interest Only Securities..........................................................       348,980
       Decrease in Receivable for Securities Sold..............................................................     1,181,735
       Decrease in Receivable from Adviser.....................................................................        10,000
       Increase in Interest Receivable.........................................................................       (75,582)
       Decrease in Other Assets................................................................................         4,606
       Increase in Payable for Securities Purchased............................................................     4,981,910
       Increase in Other Accrued Expenses......................................................................        40,777
       Increase in Accrued Audit Fees..........................................................................         9,000
       Decrease in Accrued Custodian Fees......................................................................        (6,051)
       Decrease in Accrued Administrative Fees.................................................................       (21,460)
       Increase in Accrued Advisory Fee........................................................................        25,880
       Net Paydown Loss on Securities..........................................................................       243,243
       Net Interest Received on Swaps..........................................................................        64,243
       Net Amortization of Premium and Accretion of Discount...................................................       430,157
       Net Change in Unrealized Depreciation on Investments and Swaps..........................................     2,592,394
       Net Realized Gain on Investments and Swaps..............................................................      (381,796)
                                                                                                                -------------
          Net Cash Used in Operating Activities................................................................   (14,022,538)
                                                                                                                -------------
Cash Flows From Financing Activities:*
   Cash Subscriptions Received.................................................................................    20,005,031
   Cash Redemptions Paid.......................................................................................    (2,000,471)
                                                                                                                -------------
          Net Cash Provided by Financing Activities............................................................    18,004,560
                                                                                                                -------------
Net Increase in Cash...........................................................................................     3,982,022
Cash at Beginning of Year......................................................................................     1,323,687
                                                                                                                -------------
Cash at End of Year............................................................................................ $   5,305,709
                                                                                                                =============

--------
* Non-cash financing activities not included herein consist of reinvestment of dividends of $9,285,987.

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding Throughout the Year

                                                              Year             Year             Year              Period
                                                             Ended            Ended            Ended              Ended
                                                        October 31, 2005 October 31, 2004 October 31, 2003 October 31, 2002 (1)
                                                        ---------------- ---------------- ---------------- --------------------
Net Asset Value, Beginning of Year.....................     $  10.31         $  10.08         $  10.23           $ 10.00
                                                            --------         --------         --------           -------
Income From Investment Operations
   Net Investment Income (6)...........................         0.52             0.54             0.52              0.16
   Net Realized and Unrealized Gain (Loss).............        (0.14)            0.30            (0.03)             0.25
                                                            --------         --------         --------           -------
       Total from Investment Operations................         0.38             0.84             0.49              0.41
                                                            --------         --------         --------           -------
Distributions
   Net Investment Income...............................        (0.57)           (0.58)           (0.59)            (0.18)
   Capital Gains.......................................        (0.03)           (0.03)           (0.05)               --
                                                            --------         --------         --------           -------
       Total Distributions.............................        (0.60)           (0.61)           (0.64)            (0.18)
                                                            --------         --------         --------           -------
Net Asset Value, End of Year...........................     $  10.09         $  10.31         $  10.08           $ 10.23
                                                            --------         --------         --------           -------
Total Investment Return
   Net Asset Value (2).................................         3.74%            8.66%            4.94%             4.08%(3)(5)
                                                            --------         --------         --------           -------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)..................     $165,288         $141,450         $125,913           $72,310
Ratio of Net Expenses to Average Net Assets, After Fee
  Waiver/Reimbursement.................................         0.42%            0.39%            0.47%             0.50%(4)
Ratio of Net Expenses to Average Net Assets, Before Fee
  Waiver/Reimbursement.................................         0.42%            0.39%            0.47%             0.55%(4)
Ratio of Net Investment Income to Average Net Assets...         5.05%            5.29%            4.82%             5.15%(4)
Portfolio Turnover Rate................................           49%              78%              65%               30%(5)
                                                            --------         --------         --------           -------

--------
(1)Commencement of investment operations was July 15, 2002.
(2)Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3)Total investment return would have been lower had certain fees not been waived during the period.
(4)Annualized.
(5)Not annualized.
(6)Calculated based upon average shares outstanding during the period.

                      See Notes to Financial Statements.

                           CLARION TOTAL RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 2005

A. Organization: Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers Aggregate Bond Index.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

   2. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

   3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                           CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2005

   4. Interest Rate Swap Contracts: The Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from the Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts, including accrued periodic net interest, are recorded as unrealized gains or losses.

   Periodic cash settlements received or made by the Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

   Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The Fund bears the market risk arising from any change in interest rates.

   5. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Trustees elects to pay such distributions in shares of the Fund.

   The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

   6. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

   7. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

                           CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2005

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser had contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. The waiver agreement ended on September 30, 2005. To the extent the Fund's operating expenses exceeded 0.50% of its average net assets, calculated on an annualized basis, the Adviser has agreed to waive its advisory fees and, if necessary, reimburse the Fund for any such excess. Out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to, legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. The Adviser may recover any fees waived or expenses reimbursed in the three and one half years previous to such recovery, if such recovery does not cause the Fund to exceed such limitation. The Fund will pay no interest, carrying or finance charge with respect to any reimbursed expenses that are subsequently recovered by the Adviser. Such amount may be recovered by the Adviser no later than September 30, 2005. No amounts were reimbursed by the Fund to the Adviser during the period ended September 30, 2005.

D. Administration and Custodian Services: The Bank of New York serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Purchases and Sales: For the year ended October 31, 2005 the Fund made purchases of $96,306,540 and sales of $62,710,333 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $18,996,969 and sales of $23,289,350 long-term U.S. Government securities during the year.

G. Income Taxes: At October 31, 2005, the tax basis accumulated earnings were as follows:

          Undistributed ordinary income..................... $      0
                                                             ========
          Undistributed long-term capital gain.............. $      0
                                                             ========
          Unrealized depreciation........................... $486,397
                                                             ========

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2005 and October 31, 2004, were as follows:

                                                          2005       2004
                                                       ---------- ----------
    Ordinary income................................... $8,437,747 $7,707,317
    Long-term capital gain............................     54,533    554,313
    Return of capital.................................    793,675         --
                                                       ---------- ----------
                                                       $9,285,955 $8,261,630
                                                       ========== ==========

                           CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2005

During the period ended October 31, 2005, as a result of permanent book to tax differences primarily due to dividend reclassifications, a tax return of capital and the treatment of paydowns and swaps for tax purposes, the Fund increased accumulated undistributed net investment income by $755,144, increased accumulated net realized gain by $38,530 and decreased paid in capital by $793,675. Net assets were not affected by this reclassification.

There were no undistributed earnings for the year ended October 31, 2005.

H. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

I. Other: At October 31, 2005, 99.99% of total shares outstanding were held by one record shareholder.

                           CLARION TOTAL RETURN FUND
                             TRUSTEES AND OFFICERS

The trustees and executive officers of Clarion Total Return Fund and their principal occupations during the past five years are:

                             Independent Trustees*

                                  Term of                              Number of            Other
                   Position(s)  Office and         Principal       Portfolios in Fund  Directorships/
  Name, Address     Held with    Length of    Occupation(s) During  Complex Overseen  Trusteeships Held
     and Age          Fund      Time Served       Past 5 Years         by Trustee        by Trustee
  -------------    ----------- -------------- -------------------- ------------------ -----------------
I. Trevor Rozowsky   Trustee   Until death,   CFO/CCO Lydian               4          Clarion Value
                               resignation or Trust Company; CEO,                     Fund Master,
                               removal;       Lydian Mortgage                         LLC; Clarion
                               since          company                                 Value Fund, Inc.;
                               formation                                              ING Clarion
                               June 2002                                              Investors LLC

Steven N. Fayne      Trustee   Until death,   Managing Director,           4          Clarion Value
                               resignation or GMAC Commercial                         Fund Master,
                               removal;       Mortgage since Jan.                     LLC; Clarion
                               since July     2002; Formerly,                         Value Fund, Inc.;
                               2002           Managing Director,                      ING Clarion
                                              ARCS Affordable                         Investors LLC
                                              Housing

--------
* Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
  Act.

                             Interested Trustees*

                            Term of                             Number of            Other
              Position(s) Office and        Principal       Portfolios in Fund  Directorships/
Name, Address  Held with   Length of   Occupation(s) During  Complex Overseen  Trusteeships Held
   and Age       Fund     Time Served      Past 5 Years         by Trustee        by Trustee
------------- ----------- ------------ -------------------- ------------------ -----------------

Daniel Heflin President,  Until death,   President and              4          Clarion Value
              CEO and     resignation    CEO, ING Clarion                      Fund Master,
              Trustee     or removal;    Capital, LLC                          LLC; Clarion
                          since                                                Value Fund, Inc.;
                          formation                                            ING Clarion
                          June 2002                                            Capital, LLC

--------
* "Interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

                           CLARION TOTAL RETURN FUND
                       TRUSTEES AND OFFICERS (Continued)

                                   Officers

 Name, Address   Position(s) Held Term of Office and Length of Time Principal Occupation(s) During Past
    and Age         with Fund                  Served                             5 Years
 -------------   ---------------- --------------------------------- -----------------------------------

Daniel Heflin    President, CEO      Until death, resignation or      President and CEO, ING
                 and Trustee         removal, since formation         Clarion Capital, LLC
                                     June 2002

Stephen Baines   Vice President      Until death, resignation or      Chief Investment Officer, ING
                                     removal; since formation         Clarion Capital, LLC;
                                     June 2002                        formerly, Founding Partner,
                                                                      James Howard, LP

Jerry Chang      Chief               Until death, resignation or      Chief Financial Officer, ING
                 Compliance          removal; since April 2005        Clarion Capital, LLC;
                 Officer                                              formerly, Vice President,
                                                                      Strategic Value Partners, LLC;
                                                                      formerly, Controller, Goldman
                                                                      Sachs & Co, Investment
                                                                      Management Division

Joanne M. Vitale Vice President      Until death, resignation or      Director, ING Clarion
                                     removal; since formation         Partners, LLC; formerly,
                                     June 2002                        Senior Vice President, ING
                                                                      Clarion Partners, LLC; Vice
                                                                      President, ING Clarion
                                                                      Partners, LLC

Yuriy Zubatyy    Chief Financial     Until death, resignation or      Controller, ING Clarion
                 Officer             removal; since September         Capital, LLC; formerly, Senior
                                     2004                             Associate, Deloitte & Touche
                                                                      LLP

Additional information about the Trustees is available in the Fund's Statement of Additional Information dated October 31, 2005, which is available from the Fund at no charge by calling Jerry Chang at (212) 883-2730.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's President and Chief Financial Officer.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees ("Board") has determined that I. Trevor Rozowsky qualifies as an Audit Committee Financial Expert ("ACFE").

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years
    -----------
for professional services rendered by the principal accountant for the audit are as follows:

                                 2005: $25,000
                                 2004: $25,000

b). Audit-Related Fees: the aggregate fees billed in each of the last two
    -------------------
fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                   2005: $0
                                   2004: $0

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years
    --------
for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                 2005: $5,500
                                 2004: $5,500

d). All Other Fees, the aggregate fees billed in each of the last two fiscal
    --------------
years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                   2005: $0
                                   2004: $0

(e) Audit Committee Pre-Approval Policies and Procedures.
    ----------------------------------------------------

   (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

   (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was zero.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Fund, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Fund for the period from November 1, 2004 to October 31, 2005 were $0.

(h) There were no non-audit services rendered by the principal accountant to the Fund's investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By:    /s/ Daniel Heflin
       ---------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive Officer
Date:  January 6, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Daniel Heflin
       ---------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive Officer
Date:  January 6, 2006

By:    /s/ Yuriy Zubatyy
       -------------------------
Name:  Yuriy Zubatyy
Title: Chief Financial Officer
Date:  January 6, 2006